EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
$1.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding | shares	32,144
Weighted average remaining contractual life, Outstanding	2 years 18 days
Weighted average exercise price, Outstanding	$ 1.41
Number of options, Exercisable | shares	32,144
Weighted average remaining contractual life, Exercisable	2 years 18 days
Weighted average exercise price, Exercisable	$ 1.41
$4.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding | shares	27,083
Weighted average remaining contractual life, Outstanding	2 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 4.81
Number of options, Exercisable | shares	27,083
Weighted average remaining contractual life, Exercisable	2 years 7 months 13 days
Weighted average exercise price, Exercisable	$ 4.81
$6.30-11.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	6.30
Range of exercise price, upper limit	$ 11.95
Number of options, Outstanding | shares	4,781,231
Weighted average remaining contractual life, Outstanding	4 years 6 months 21 days
Weighted average exercise price, Outstanding	$ 9.11
Number of options, Exercisable | shares	2,711,926
Weighted average remaining contractual life, Exercisable	3 years 6 months 10 days
Weighted average exercise price, Exercisable	$ 9.88
$12.09-14.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	12.09
Range of exercise price, upper limit	$ 14.10
Number of options, Outstanding | shares	370,000
Weighted average remaining contractual life, Outstanding	3 years 7 months 13 days
Weighted average exercise price, Outstanding	$ 12.38
Number of options, Exercisable | shares	281,878
Weighted average remaining contractual life, Exercisable	3 years 5 months 5 days
Weighted average exercise price, Exercisable	$ 12.41
$1.41-14.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	1.41
Range of exercise price, upper limit	$ 14.10
Number of options, Outstanding | shares	5,210,458
Weighted average remaining contractual life, Outstanding	4 years 5 months 20 days
Weighted average exercise price, Outstanding	$ 9.27
Number of options, Exercisable | shares	3,053,031
Weighted average remaining contractual life, Exercisable	3 years 5 months 27 days
Weighted average exercise price, Exercisable	$ 7.35